Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings per share [Abstract]
Earnings per share
20. Earnings per share:

The Company calculates basic and diluted earnings per share as follows:

	For the years ended December 31,
		2010		2011			2012
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share

Net income/ (loss) attributable to DryShips Inc	$188,327	-	-	$(70,128)	-	-	$(246,778)	-	-
Less: Series A Convertible Preferred stock dividends	(13,624)	-	-	(4,466)	-	-	-	-	-
Less: Non-vested common stock dividends declared and undistributed earnings	(2,139)
Basic EPS Income/ (loss) available to common stockholders	$172,564	268,858,688	$0.64	$(74,594)	355,144,764	$(0.21)	$(246,778)	380,159,088	(0.65)

Dilutive effect of securities Preferred stock dividends	13,624	36,567,164	-	-	-	-	-	-	-

Diluted EPS Income/ (loss) available to common stockholders	186,188	305,425,852	0.61	(74,594)	355,144,764	(0.21)	(246,778)	380,159,088	(0.65)

On July 15, 2009, the Company issued 52,238,806 shares of its Series A Convertible Preferred Stock under its agreement to acquire the remaining 25% of the total issued and outstanding capital stock of Ocean Rig (Note 13). The aggregate face value of these shares was $280,000. The Series A Convertible Preferred Stock accrued cumulative dividends on a quarterly basis at an annual rate of 6.75% of the aggregate face value. Such accrued dividends were payable in additional shares of preferred stock immediately prior to any conversion. During 2011 and following each delivery of the Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and Ocean Rig Mykonos, the shares of the Series A Convertible Preferred Stock held by each holder, amounting to a total of 52,238,806 shares, were converted, at the conversion price, into a total 40,971,612 shares of common stock. On each delivery date of the above drillships, the cumulative accrued stock dividend was converted into a total of 6,532,979 shares of Series A Convertible Preferred Stock, which following the delivery of the last drillship, were converted at the conversion price, into 5,123,905 shares of common stock.

For the years ended December 31, 2011 and 2012, Series A Convertible Preferred Stock and non-vested, participating restricted common stock are not included in the computation of diluted earnings per share because the effect is anti-dilutive.

Non-vested share-based payment awards that contain rights to receive non forfeitable dividends or dividend equivalents (whether paid or unpaid) and participate equally in undistributed earnings are participating securities and, thus, are included in the two-class method of computing earnings per share. Non-vested, participating restricted common stock does not have a contractual obligation to share in the losses and was therefore, excluded from the basic loss per share calculation for the years ended December 31, 2011 and 2012 due to the losses in 2011 and 2012, respectively. As of December 31, 2010 no restricted stock was included in the computation of diluted earnings per share because the effect is anti-dilutive.

The warrants were not included in the computation of diluted earnings per share because the effect is anti-dilutive for the years ended December 31, 2011 and 2012 since they are out-of-the-money.

In relation to the Convertible Senior Notes due in fiscal year 2014 (Note 11), upon conversion, the Company may settle its conversion obligations, at its election, in cash, shares of Class A common stock or a combination of cash and shares of Class A common stock. The Company has elected on conversion, any amount due up to the principal portion of the notes to be paid in cash, with the remainder, if any, settled in shares of Class A common shares. Based on this presumption, and in accordance with ASC 260 “Earnings Per Share”, any dilutive effect of the Convertible Senior Notes under the if-converted method is not included in the diluted earnings per share presented above. None of the shares were dilutive since the average share price for the period the Notes were issued until December 31, 2010, 2011 and 2012 did not exceed the conversion price. The 26,100,000 loaned shares of common stock issued during 2009 and the 10,000,000 issued during 2010 are excluded in computing earnings per share as no default has occurred as set out in the share lending agreement. During 2011 and 2012 the share borrower returned an aggregate of 11,000,000 of the above loaned shares to the Company, which were not retired.